Viper Energy Partners LP (Details) (Viper Energy Partners LP [Member], USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Jun. 23, 2014	Jun. 30, 2014	Jun. 23, 2014
IPO [Member]
Noncontrolling Interest [Line Items]
Units issued by Viper Energy Partners LP	5,750,000
Noncontrolling owners' interest in Viper Energy Partners LP			8.00%
Price per common unit (in dollars per unit)			$ 26
Proceeds from sale of common units, net of offering expenses and underwriting discounts and commissions		$ 137.2
Over-Allotment Option [Member]
Noncontrolling Interest [Line Items]
Units issued by Viper Energy Partners LP		750,000
Diamondback Energy, Inc. [Member]
Noncontrolling Interest [Line Items]
Distribution payable		11.3
Diamondback Energy, Inc. [Member] | Limited Partner [Member]
Noncontrolling Interest [Line Items]
Exchange of membership interests for common units	70,450,000
Cash distributions		$ 137.5